SHARE-BASED COMPENSATION - SCHEDULE OF FAIR VALUE OF STOCK OPTIONS ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected volatility, minimum	70.00%	73.90%
Expected volatility, maximum	89.80%	91.50%
Risk-free interest rate, minimum	3.60%	3.50%
Risk-free interest rate, maximum	4.50%	4.80%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected term (in years)	5 years 3 months 18 days	5 years 3 months 18 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Expected term (in years)	6 years	6 years 1 month 6 days